Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 306,811	$ 226,985	$ 2,066,793
Note receivable, related party, net of allowance
Investment in debt securities			2,120,082
Accounts receivable – net	1,655,171	1,192,340	766,692
Inventory	103,490	134,057	151,248
Prepaids and other	199,848	220,909	329,351
Total Current Assets	2,282,470	1,774,291	5,434,166
Vehicle – net	2,780,964	3,310,187	4,589,159
Deposits	49,063	49,063	52,737
Total Assets	5,542,785	5,717,332	10,597,844
Current Liabilities
Accounts payable and accrued expenses	1,196,301	845,275	1,256,479
Accounts payable and accrued expenses - related party	235,428	72,428
Line of credit			1,000,000
Total Current Liabilities	9,831,337	6,984,960	3,298,009
Long Term Liabilities
Notes payable- net	367,130	353,490	1,198,380
Total Long Term Liabilities	544,898	638,578	1,514,388
Total Liabilities	10,376,235	7,623,538	4,812,397
Commitments and Contingencies (Note 4)
Stockholders’ Equity (Deficit)
Preferred stock, value
Common stock, value	216	181	135
Common stock issuable	24	10
Additional paid-in capital	45,743,715	43,410,653	40,675,063
Accumulated (deficit) earnings	(50,577,405)	(45,317,050)	(34,845,161)
Accumulated other comprehensive loss			(44,590)
Total Stockholders’ Equity (Deficit)	(4,833,450)	(1,906,206)	5,785,447
Total Liabilities and Stockholders’ Equity (Deficit)	5,542,785	5,717,332	10,597,844
Next NRG Holding Corp [Member]
Current Assets
Cash and cash equivalents	27,256	544,276	1,457
Escrow deposit		250,000
Note receivable, related party, net of allowance		2,582,675	72,191
Total Current Assets	6,847,960	3,376,951	73,648
Vehicle – net	69,146	78,742
Intangible assets - net	5,276,666
Total Assets	12,193,772	3,455,693	73,648
Current Liabilities
Accounts payable and accrued expenses	123,539	72,441	3,916
Accounts payable and accrued expenses - related party	555,193
Total Current Liabilities	13,438,972	3,942,091	38,566
Long Term Liabilities
Total Liabilities	13,438,972	3,942,091	38,566
Commitments and Contingencies (Note 4)
Stockholders’ Equity (Deficit)
Common stock, value		100	100
Additional paid-in capital		77,521	2,962
Accumulated (deficit) earnings	(2,084,814)	(564,019)	32,020
Total Stockholders’ Equity (Deficit)	(1,245,200)	(486,398)	35,082
Total Liabilities and Stockholders’ Equity (Deficit)	12,193,772	3,455,693	73,648
Next NRG Holding Corp [Member] | Series X Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred stock, value
Next NRG Holding Corp [Member] | Common Class A [Member]
Stockholders’ Equity (Deficit)
Common stock, value	150	150
Additional paid-in capital	839,364	77,371
Next NRG Holding Corp [Member] | Common Class B [Member]
Stockholders’ Equity (Deficit)
Common stock, value	100	100
Related Party [Member]
Current Assets
Due from related party	17,150
Operating lease - right-of-use asset	249,402	286,397
Current Liabilities
Notes payable – related party	7,515,713	4,802,115
Operating lease liability	75,147	72,034
Long Term Liabilities
Operating lease liability	177,768	215,960
Related Party [Member] | Next NRG Holding Corp [Member]
Current Assets
Marketable securities - related party	1,234,138
Note receivable, related party, net of allowance	5,586,566	2,582,675	72,191
Current Liabilities
Advances payable - related party	10,000
Notes payable – related party	8,647,650	3,869,650	34,650
Nonrelated Party [Member]
Current Assets
Operating lease - right-of-use asset	180,886	297,394	521,782
Current Liabilities
Notes payable – related party	606,746	946,228	811,516
Operating lease liability	202,002	246,880	230,014
Long Term Liabilities
Operating lease liability		69,128	$ 316,008
Nonrelated Party [Member] | Next NRG Holding Corp [Member]
Current Liabilities
Notes payable – related party	$ 4,102,590